Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding financial reporting that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2020 and 2021. As permitted under those rules, certain footnotes or other financial information that are normally required by GAAP have been condensed or omitted. Accordingly, these unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.
In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the six months ended June 30, 2022 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2022. The consolidated balance sheet as of December 31, 2021 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2021.

Principles of consolidation
Principles of consolidation
The unaudited interim condensed consolidated financial statements include the accounts of the Company, its subsidiaries, and the VIE. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of estimates
Use of estimates
The preparation of the Company’s unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires the use of estimates and judgments that affect the reported amounts in the unaudited interim condensed consolidated financial statements and accompanying notes. These estimates form the basis for judgments that management make about the carrying values of assets and liabilities, which are not readily apparent from other sources. Management base their estimates and judgments on historical information and on various other assumptions that they believe are reasonable under the circumstances. U.S. GAAP requires management to make estimates and judgments in several areas, including, but not limited to, those related to allowance for doubtful accounts, useful lives of property and equipment and intangible assets, the purchase price allocation and fair value of intangible assets, fair value of redeemable noncontrolling interests, impairment of goodwill, impairment of long-lived assets, fair value measurements and impairment of equity investments without readily determinable fair value, impairment of loans receivables, including due from related parties, valuation allowance for deferred tax assets, uncertain tax position, fair value change of derivative assets and share-based compensation. These estimates are based on management’s knowledge about current events and expectations about actions that the Company may undertake in the future. Actual results could differ from those estimates.

Convenience translation
Convenience translation
T
ranslations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.6981 per US$1.00 on June 30, 2022, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Business Combinations
Business Combinations
The Company applies the definition of a business in ASC 805,
Business Combinations
to determine whether it is acquiring a business or a group of assets. Business combinations are accounted for using the acquisition method.
The Company accounts for its business combinations by recognizing in the financial statements the identifiable assets acquired, the liabilities assumed and any noncontrolling interests in the acquiree at fair value at the acquisition date. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and redeemable noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. The excess of (i) the total of cost of acquisition, the fair value of the noncontrolling interests and the acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net tangible and intangible assets of the acquiree is recorded as goodwill. In addition, acquisition costs related to business combinations are expensed as incurred.
The Company records acquired intangible assets at fair value on the date of acquisition and amortizes such assets using the straight-line method over the expected useful life of the asset unless another amortization method is deemed to be more appropriate. The Company evaluates the remaining useful life of intangible assets on a periodic basis to determine whether events and circumstances warrant a revision to the remaining useful life. If the estimate of an intangible asset’s remaining useful life is changed, the Company will amortize the remaining carrying value of the intangible asset prospectively over the revised remaining useful life.

Consolidation of Noncontrolling Interests
Consolidation of Noncontrolling Interests
A noncontrolling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Company. Consolidated net loss on the unaudited interim condensed consolidated statements of operations and comprehensive loss includes the net loss attributable to noncontrolling interests when applicable. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the unaudited interim condensed consolidated statements of cash flows when applicable.

Redeemable Noncontrolling Interests
Redeemable Noncontrolling Interests
Noncontrolling interests in subsidiaries that are redeemable by such shareholders upon the occurrence of certain events that are not solely within the control of the Company are classified as redeemable noncontrolling interests, within mezzanine equity in the unaudited interim condensed consolidated balance sheet. Net income or loss of the subsidiary attributable to the redeemable noncontrolling interests was subsequently recorded pursuant to ASC 810, Consolidation. After the attribution, the Company considers the provisions of ASC 480, Distinguish Liabilities from Equity (“ASC 480”) to determine whether any further adjustments are necessary to increase the carrying value of the redeemable noncontrolling interests. Adjustments to the carrying amount of the redeemable noncontrolling interests are recognized as an adjustment to retained earnings, or in the absence of retained earnings, by adjustment to additional paid-in-capital.

Goodwill
Goodwill
Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for noncontrolling interests over the identifiable assets acquired and liabilities assumed. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Company will perform its annual impairment test of goodwill during the fourth quarter. Goodwill is evaluated for impairment by first performing a qualitative assessment to determine whether a quantitative goodwill test is necessary. Goodwill, which is nondeductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisition.

Intangible assets
Intangible assets
Intangible assets with finite lives are carried at cost less accumulated amortization. Intangible assets represent computer software, systems and technology, brand and customer relationship acquired in a business combination. The cost of the brand and customer relationship is the fair value at the date of acquisition. All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives, which are as follows:

Computer software, systems and technology	1 – 5 years

Brand	10 years

Customer relationship	5 years
Residual values are considered nil.

Revenue recognition
Revenue recognition
Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Revenues are presented net of value-added tax collected on behalf of the government.
The Company generates SAAS Businesses revenue primarily from developer services and vertical applications. For developer services, there are three types of contracts, subscription-based contracts, project-based contracts and consumption-based contracts. The Company primarily enters into subscription-based contracts with its customers to provide push notification or instant messaging (collectively “notification services”), which the Company provides its customers with access to its notification services platform. This enables customers to send notifications and messages to users. The Company generally recognizes revenue ratably over time under the subscription-based contracts as stand-ready obligations because the customer simultaneously receives and consumes the benefits as the Company provides subscription services throughout a fixed contract term. The Company uses an output method of progress based on fixed contract term as it best depicts the transfer of control to the customer.
The Company primarily enters into consumption-based contracts with its customers to provide short message services (“SMS”), one-click
verification services, email services and value-added services. For SMS, the Company enables customers to send short messages to users for developer-user communication and authentication. For one-click
verification services, the Company enables users to verify the cellphone number of users without verification code after integrating the one-click
verification SDK. For email services, the Company enables the customers to send emails to user. Customers pay for SMS, one-click
verification, and email services based on the
pre-agreed
rate per message or email and the number of messages or emails delivered. The Company acts as the principal in the SMS, one-click
verification, and email services in which the Company has control over the fulfillment of services. The Company recognizes revenue on a gross basis and at the point in time when messages and emails are delivered.
For value-added services, the Company built an application (“APP”) Alliance which connects advertisers and APP developers, who are the suppliers of avenue where the ads will be displayed. The Company enters into contractual arrangements with advertisers that stipulate the types of advertising to be delivered and priced. Advertising customers pay for the value-added service primarily based on cost-per-action (“CPA”)
basis or
cost-per-click
(“CPC”) basis. All of the contractual arrangements’ duration is less than one year. For certain arrangements, customers are required to pay the Company before the services are delivered. For other arrangements, the Company provides customers with a credit term less than six months. The Company acts as the principal in the value-added services in which the Company has control over the fulfillment of the service and has discretion in establishing price. Accordingly, the Company recognizes revenue on a gross basis and at a point in time once agreed actions are performed.
The Company primarily enters into project-based contracts with its customers to provide private cloud-based developer services, which are designed to provide customizable services to customers who want a more controlled software environment and more comprehensive technology and customer support. The Company provides its customers one combined performance obligation including customized APP push notification system or instant messaging system and related system training services as both performance obligations are incapable of being distinct because the customer cannot derive economic benefit from the related system training services on its own. Meanwhile, the Company also provides post contract assurance-type maintenance services, which usually have a duration of one year. Under ASC 606, the Company recognize revenue at the point in time when the system is implemented, and the training service is provided, which is represented by the customer acceptance received by the Company. Meanwhile, the estimated cost of assurance-type maintenance services is accrued as “Costs of revenues”, which is not material.
For vertical applications, the Company enters into agreements with its customers to provide data analytic solutions and there are three types of contracts, including subscription-based contracts, project-based contracts and consumption-based contracts. The Company primarily enters into subscription-based contracts with its customers to provide customizable service package for a fixed contract term, which allows the customers to subscribe a fixed number of apps to obtain unlimited volume of queries to the Company’s analytic results. The Company generally recognizes revenue ratably over time under the subscription-based contracts, because the customer simultaneously receives and consumes the benefits as the Company provides subscription services throughout a fixed contract term.
The Company primarily enters into project-based contracts with its customers to provide in-depth
analytics services and generate customized reports based on the customers’ specific requirements. The Company recognizes revenue at the point in time when the customized reports are provided.
The Company primarily enters into consumption-based contracts with its customers to process the queries or provide features based on the customers’ requirements. When the Company receives a placed order, it recognizes revenue at a point in time when the queries are processed, or the features are utilized by the customers.
For certain arrangements, customers are required to pay the Company before the services are delivered. For other arrangements, the Company provides customers with a credit term under six months.
Other revenue recognition related policies
Timing of revenue recognition may differ from the timing of invoicing to customers. Some customers are required to pay before the services are delivered to the customer. When either party to a revenue contract has performed, the Company recognizes a contract asset or a contract liability on the unaudited interim condensed consolidated balance sheet, depending on the relationship between the Company’s performance and the customer’s payment.
Contract assets represent amounts related to the Company’s rights to consideration received for private-cloud-based service and are included in “Prepayments and other assets” on the unaudited interim condensed consolidated balance sheets. Amount of contract assets was not material as of December 31, 2021 and June 30, 2022, respectively.
Contract liabilities are mainly related to fees for services to be provided over the service period, which are presented in “Deferred revenue and customer deposits” on the unaudited interim condensed consolidated balance sheets. Revenue recognized for the six months ended June 30, 2022 that was included in contract liabilities as of January 1, 2022 was RMB42,182 (US$6,298). Revenue recognized for the six months ended June 30, 2021 that was included in contract liabilities as of January 1, 2021 was RMB44,405. A summary of contract liabilities is as follows:

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
Contract liabilities	80,405	85,481	12,762
Customer deposits relate to customer’s unused balances that are refundable. Once this balance is utilized by the customer, the corresponding amount would be recognized as revenue.
As of June 30, 2022, the Company’s unsatisfied (or partially unsatisfied) performance obligations in contracts with its customers was RMB31,562 (US$4,712). The Company expects to recognize the majority of its remaining performance obligations as revenue within the next year.

Costs of revenues	Costs of revenues Cost of revenues consists primarily of channel cost associated with JG Alliance, bandwidth cost, staff costs and depreciation of servers used for revenue generating services.
Fair value measurements
Fair value measurements
The carrying amounts of financial assets and liabilities, such as cash equivalents, restricted cash, accounts receivable, other receivables within prepayments and other current assets, balances with related parties, accounts payable, and other payables with accrued liabilities and other current liabilities, approximate their fair values because of the short maturity of these instruments.

Concentration of risks
Concentration of risks
Concentration of credit risk
Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, derivative assets, other receivables within prepayments and other current assets, short-term investments and accounts receivable.
The Company places its cash and cash equivalents with reputable financial institutions which have high-credit ratings. As of December 31, 2021 and June 30, 2022, the aggregate amount of cash and cash equivalents, derivative assets, short-term investments and restricted cash of RMB276,644 and RMB102,450 (US$15,295), respectively, were held at major financial institutions located in the PRC, and US$2,186 and US$1,423 (RMB9,534), respectively, were deposited with major financial institutions located outside the PRC. There has been no recent history of default related to these financial institutions. The Company continues to monitor the financial strength of the financial institutions. The Company manages credit risk of accounts receivable through ongoing monitoring of the outstanding balances.
Concentration of suppliers
Approximately 49.2% and 38.2% of advertising costs were paid to three suppliers for the six months ended June 30, 2021 and 2022, respectively.
Foreign currency exchange rate risk
The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. On June 19, 2010, the PBOC announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. The appreciation of the US$ against RMB was approximately 5.11% for the six months ended June 30, 2022. Most of the Company’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents, derivative assets, accounts receivable, and accounts payable are denominated in US$. Any significant revaluation of RMB may materially and adversely affect the Company’s consolidated revenues, earnings and financial position in US$.

Impact of COVID-19
Impact of
COVID-19
During the six months ended June 30, 2022, revenues declined compared to the prior period partly due to weakness in demand as its customers in certain industries were negatively impacted by
COVID-19.
There are still uncertainties of
COVID-19’s
future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of the pandemic; the uneven impact to certain industries; and the macroeconomic impact of government measures to contain the spread of
COVID-19
and related government stimulus measures. As a result, certain of the Company’s estimates and assumptions, including the allowance for accounts receivable

and the valuation of certain equity investments subject to impairment assessments, require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Company’s current estimates in future periods. The extent of the impact of the
COVID-19
on the Company’s operational and financial performance in the longer term will depend on future developments, including the duration of the outbreak and related travel advisories and restrictions and the impact of the
COVID-19
on overall demand for travel, all of which are highly uncertain and beyond the control of the Company and the impact cannot be reasonably estimated at this time.